EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,624,975	Empower Core Bond Fund Institutional Class(a)	$ 57,041,032
9,994,977	Empower Global Bond Fund Institutional Class(a)	75,661,978
3,699,133	Empower High Yield Bond Fund Institutional Class(a)	34,327,958
4,159,107	Empower Inflation-Protected Securities Fund Institutional Class(a)	38,014,234
9,088,164	Empower Multi-Sector Bond Fund Institutional Class(a)	74,795,589
8,072,527	Empower Short Duration Bond Fund Institutional Class(a)	75,639,574
6,793,351	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	56,928,286

TOTAL BOND MUTUAL FUNDS — 47.21% (Cost $463,708,382)		$412,408,651
EQUITY MUTUAL FUNDS
1,980,794	Empower Emerging Markets Equity Fund Institutional Class(a)	16,262,316
1,863,927	Empower International Growth Fund Institutional Class(a)	16,477,117
5,048,488	Empower International Value Fund Institutional Class(a)	40,943,240
2,614,898	Empower Large Cap Growth Fund Institutional Class(a)	22,305,081
8,104,465	Empower Large Cap Value Fund Institutional Class(a)	55,353,497
3,987,500	Empower Mid Cap Value Fund Institutional Class(a)	30,225,247
Shares		Fair Value
Equity Mutual Funds — (continued)
5,705,235	Empower Real Estate Index Fund Institutional Class(a)	$ 45,071,352
829,971	Empower Small Cap Growth Fund Institutional Class(a)	8,100,517
2,979,084	Empower Small Cap Value Fund Institutional Class(a)	19,959,865
1,919,595	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,112,644

TOTAL EQUITY MUTUAL FUNDS — 30.54% (Cost $290,598,521)		$266,810,876
Account Balance
FIXED INTEREST CONTRACT
194,637,995(b)	Empower of America Contract(a) 1.60%(c)	194,637,995

TOTAL FIXED INTEREST CONTRACT — 22.28% (Cost $194,637,995)		$194,637,995
TOTAL INVESTMENTS — 100.03% (Cost $948,944,898)		$873,857,522
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(263,727)
TOTAL NET ASSETS — 100.00%		$873,593,795

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,070,583	Empower Core Bond Fund Institutional Class(a)	$ 26,437,716
4,638,992	Empower Global Bond Fund Institutional Class(a)	35,117,167
1,708,544	Empower High Yield Bond Fund Institutional Class(a)	15,855,286
1,931,348	Empower Inflation-Protected Securities Fund Institutional Class(a)	17,652,526
4,214,244	Empower Multi-Sector Bond Fund Institutional Class(a)	34,683,230
1,395,105	Empower Short Duration Bond Fund Institutional Class(a)	13,072,135
3,150,157	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	26,398,314

TOTAL BOND MUTUAL FUNDS — 32.85% (Cost $190,966,574)		$169,216,374
EQUITY MUTUAL FUNDS
1,891,363	Empower Emerging Markets Equity Fund Institutional Class(a)	15,528,088
1,768,962	Empower International Growth Fund Institutional Class(a)	15,637,620
4,800,054	Empower International Value Fund Institutional Class(a)	38,928,439
2,476,186	Empower Large Cap Growth Fund Institutional Class(a)	21,121,871
7,691,515	Empower Large Cap Value Fund Institutional Class(a)	52,533,049
3,777,087	Empower Mid Cap Value Fund Institutional Class(a)	28,630,319
Shares		Fair Value
Equity Mutual Funds — (continued)
2,982,272	Empower Real Estate Index Fund Institutional Class(a)	$ 23,559,950
784,049	Empower Small Cap Growth Fund Institutional Class(a)	7,652,314
2,831,604	Empower Small Cap Value Fund Institutional Class(a)	18,971,746
1,816,515	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,462,212

TOTAL EQUITY MUTUAL FUNDS — 45.42% (Cost $250,520,691)		$234,025,608
Account Balance
FIXED INTEREST CONTRACT
112,103,766(b)	Empower of America Contract(a) 1.60%(c)	112,103,766

TOTAL FIXED INTEREST CONTRACT — 21.76% (Cost $112,103,766)		$112,103,766
TOTAL INVESTMENTS — 100.03% (Cost $553,591,031)		$515,345,748
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(156,535)
TOTAL NET ASSETS — 100.00%		$515,189,213

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,446,729	Empower Core Bond Fund Institutional Class(a)	$ 55,506,334
9,733,042	Empower Global Bond Fund Institutional Class(a)	73,679,129
3,593,441	Empower High Yield Bond Fund Institutional Class(a)	33,347,131
4,056,052	Empower Inflation-Protected Securities Fund Institutional Class(a)	37,072,320
8,845,169	Empower Multi-Sector Bond Fund Institutional Class(a)	72,795,745
2,928,759	Empower Short Duration Bond Fund Institutional Class(a)	27,442,468
6,611,682	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	55,405,897

TOTAL BOND MUTUAL FUNDS — 23.70% (Cost $403,329,637)		$355,249,024
EQUITY MUTUAL FUNDS
7,664,038	Empower Emerging Markets Equity Fund Institutional Class(a)	62,921,754
7,125,842	Empower International Growth Fund Institutional Class(a)	62,992,445
19,306,279	Empower International Value Fund Institutional Class(a)	156,573,921
9,965,505	Empower Large Cap Growth Fund Institutional Class(a)	85,005,755
30,936,974	Empower Large Cap Value Fund Institutional Class(a)	211,299,530
Shares		Fair Value
Equity Mutual Funds — (continued)
15,229,535	Empower Mid Cap Value Fund Institutional Class(a)	$ 115,439,877
7,722,947	Empower Real Estate Index Fund Institutional Class(a)	61,011,278
3,151,734	Empower Small Cap Growth Fund Institutional Class(a)	30,760,929
11,392,658	Empower Small Cap Value Fund Institutional Class(a)	76,330,810
7,317,747	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	46,174,982

TOTAL EQUITY MUTUAL FUNDS — 60.62% (Cost $958,906,686)		$908,511,281
Account Balance
FIXED INTEREST CONTRACT
235,460,469(b)	Empower of America Contract(a) 1.60%(c)	235,460,469

TOTAL FIXED INTEREST CONTRACT — 15.71% (Cost $235,460,469)		$235,460,469
TOTAL INVESTMENTS — 100.03% (Cost $1,597,696,792)		$1,499,220,774
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(494,126)
TOTAL NET ASSETS — 100.00%		$1,498,726,648

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,140,581	Empower Core Bond Fund Institutional Class(a)	$ 18,430,406
3,247,150	Empower Global Bond Fund Institutional Class(a)	24,580,923
1,202,982	Empower High Yield Bond Fund Institutional Class(a)	11,163,670
1,354,391	Empower Inflation-Protected Securities Fund Institutional Class(a)	12,379,132
2,953,010	Empower Multi-Sector Bond Fund Institutional Class(a)	24,303,273
2,381,123	Empower Short Duration Bond Fund Institutional Class(a)	22,311,124
2,193,349	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	18,380,266

TOTAL BOND MUTUAL FUNDS — 17.72% (Cost $147,757,339)		$131,548,794
EQUITY MUTUAL FUNDS
4,668,237	Empower Emerging Markets Equity Fund Institutional Class(a)	38,326,224
4,370,012	Empower International Growth Fund Institutional Class(a)	38,630,906
11,844,169	Empower International Value Fund Institutional Class(a)	96,056,212
6,116,177	Empower Large Cap Growth Fund Institutional Class(a)	52,170,988
18,960,726	Empower Large Cap Value Fund Institutional Class(a)	129,501,758
9,349,428	Empower Mid Cap Value Fund Institutional Class(a)	70,868,669
Shares		Fair Value
Equity Mutual Funds — (continued)
3,331,678	Empower Real Estate Index Fund Institutional Class(a)	$ 26,320,260
1,934,269	Empower Small Cap Growth Fund Institutional Class(a)	18,878,462
6,973,921	Empower Small Cap Value Fund Institutional Class(a)	46,725,271
4,483,787	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	28,292,693

TOTAL EQUITY MUTUAL FUNDS — 73.51% (Cost $645,465,853)		$545,771,443
Account Balance
FIXED INTEREST CONTRACT
65,306,913(b)	Empower of America Contract(a) 1.60%(c)	65,306,913

TOTAL FIXED INTEREST CONTRACT — 8.80% (Cost $65,306,913)		$65,306,913
TOTAL INVESTMENTS — 100.03% (Cost $858,530,105)		$742,627,150
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(242,118)
TOTAL NET ASSETS — 100.00%		$742,385,032

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
4,978,596	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 40,874,275
4,658,953	Empower International Growth Fund Institutional Class(a)	41,185,141
12,620,172	Empower International Value Fund Institutional Class(a)	102,349,595
6,518,542	Empower Large Cap Growth Fund Institutional Class(a)	55,603,164
20,236,611	Empower Large Cap Value Fund Institutional Class(a)	138,216,055
9,959,566	Empower Mid Cap Value Fund Institutional Class(a)	75,493,507
2,198,043	Empower Real Estate Index Fund Institutional Class(a)	17,364,543
2,060,758	Empower Small Cap Growth Fund Institutional Class(a)	20,112,996
Shares		Fair Value
Equity Mutual Funds — (continued)
7,469,108	Empower Small Cap Value Fund Institutional Class(a)	$ 50,043,025
4,786,532	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,203,015

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $638,027,251)		$571,445,316
TOTAL INVESTMENTS — 100.03% (Cost $638,027,251)		$571,445,316
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(184,114)
TOTAL NET ASSETS — 100.00%		$571,261,202

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Funds valuation designee to make all fair value determinations with respect to the Funds investments, subject to oversight by the Board of Directors.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America (Empower of America Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America (Empower of America).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

March 31, 2023

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%.The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2023, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
BOND MUTUAL FUNDS 47.21%
Empower Core Bond Fund Institutional Class	6,624,975	$56,879,489	$1,388,091	$3,190,826	$(397,617)	$1,964,278	$526,374	$-	$57,041,032
Empower Global Bond Fund Institutional Class	9,994,977	76,011,538	1,294,443	4,183,623	(796,113)	2,539,620	-	-	75,661,978
Empower High Yield Bond Fund Institutional Class	3,699,133	33,962,801	504,099	1,326,649	(96,058)	1,187,707	-	-	34,327,958
Empower Inflation-Protected Securities Fund Institutional Class	4,159,107	38,083,261	537,864	2,043,341	(209,824)	1,436,450	-	-	38,014,234
Empower Multi-Sector Bond Fund Institutional Class	9,088,164	74,654,012	694,601	3,048,529	(469,276)	2,495,505	-	-	74,795,589
Empower Short Duration Bond Fund Institutional Class	8,072,527	76,318,707	1,963,840	3,427,197	(122,326)	784,224	639,832	-	75,639,574
Empower U.S. Government Mortgage Securities Fund Institutional Class	6,793,351	56,779,554	1,619,379	3,075,819	(346,581)	1,605,172	490,816	-	56,928,286
					(2,437,795)	12,012,956	1,657,022	0	412,408,651
EQUITY MUTUAL FUNDS 30.54%
Empower Emerging Markets Equity Fund Institutional Class	1,980,794	16,119,948	974,323	1,820,290	(233,815)	988,335	-	-	16,262,316
Empower International Growth Fund Institutional Class	1,863,927	16,180,272	252,240	1,487,305	318,894	1,531,910	-	-	16,477,117
Empower International Value Fund Institutional Class	5,048,488	40,559,128	1,242,694	4,193,352	(18,114)	3,334,770	-	-	40,943,240
Empower Large Cap Growth Fund Institutional Class	2,614,898	21,890,694	424,960	2,816,338	(879,879)	2,805,765	-	-	22,305,081
Empower Large Cap Value Fund Institutional Class	8,104,465	54,834,722	3,251,631	2,226,985	964,444	(505,871)	-	-	55,353,497
Empower Mid Cap Value Fund Institutional Class	3,987,500	29,736,401	2,269,207	1,998,865	899,802	218,504	-	-	30,225,247
Empower Real Estate Index Fund Institutional Class	5,705,235	43,837,040	3,670,442	2,672,570	1,224,001	236,440	-	-	45,071,352
Empower Small Cap Growth Fund Institutional Class	829,971	8,014,582	514,893	1,110,362	(105,805)	681,404	-	-	8,100,517
Empower Small Cap Value Fund Institutional Class	2,979,084	19,912,844	1,800,537	1,503,580	755,842	(249,936)	-	-	19,959,865
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,919,595	11,923,844	440,129	1,019,637	112,770	768,308	-	-	12,112,644
					3,038,140	9,809,629	0	0	266,810,876

March 31, 2023

Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
FIXED INTEREST CONTRACT 22.28%
Empower of America Contract	194,637,995	$197,079,969	$3,933,216	$7,167,679	$-	$-	$792,489	$-	$194,637,995
					0	0	792,489	0	194,637,995
				Total	$600,345	$21,822,585	$2,449,511	$0	$873,857,522
Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
BOND MUTUAL FUNDS 32.85%
Empower Core Bond Fund Institutional Class	3,070,583	$26,142,591	$1,351,922	$1,966,168	$(183,673)	$909,371	$243,555	$-	$26,437,716
Empower Global Bond Fund Institutional Class	4,638,992	35,007,090	1,768,970	2,959,679	(493,269)	1,300,786	-	-	35,117,167
Empower High Yield Bond Fund Institutional Class	1,708,544	15,573,071	519,479	767,301	(29,557)	530,037	-	-	15,855,286
Empower Inflation-Protected Securities Fund Institutional Class	1,931,348	17,527,241	662,248	1,173,618	(67,386)	636,655	-	-	17,652,526
Empower Multi-Sector Bond Fund Institutional Class	4,214,244	34,288,794	1,289,873	2,137,974	(304,953)	1,242,537	-	-	34,683,230
Empower Short Duration Bond Fund Institutional Class	1,395,105	13,051,780	632,907	772,806	(45,923)	160,254	110,260	-	13,072,135
Empower U.S. Government Mortgage Securities Fund Institutional Class	3,150,157	26,130,676	1,485,229	2,024,844	(223,405)	807,253	227,128	-	26,398,314
					(1,348,166)	5,586,893	580,943	0	169,216,374
EQUITY MUTUAL FUNDS 45.42%
Empower Emerging Markets Equity Fund Institutional Class	1,891,363	15,248,148	1,614,223	2,282,858	(233,071)	948,575	-	-	15,528,088
Empower International Growth Fund Institutional Class	1,768,962	15,293,985	605,464	2,088,709	(82,509)	1,826,880	-	-	15,637,620
Empower International Value Fund Institutional Class	4,800,054	38,264,470	1,368,902	3,729,002	95,825	3,024,069	-	-	38,928,439
Empower Large Cap Growth Fund Institutional Class	2,476,186	20,678,524	878,790	2,351,644	(94,094)	1,916,201	-	-	21,121,871
Empower Large Cap Value Fund Institutional Class	7,691,515	51,718,524	3,854,798	3,630,189	(192,685)	589,916	-	-	52,533,049
Empower Mid Cap Value Fund Institutional Class	3,777,087	28,045,997	2,460,546	2,005,871	892,308	129,647	-	-	28,630,319
Empower Real Estate Index Fund Institutional Class	2,982,272	22,968,981	2,490,473	1,810,206	819,253	(89,298)	-	-	23,559,950
Empower Small Cap Growth Fund Institutional Class	784,049	7,516,796	559,360	679,539	277,261	255,697	-	-	7,652,314
Empower Small Cap Value Fund Institutional Class	2,831,604	18,725,611	1,924,385	1,757,991	379,135	79,741	-	-	18,971,746

March 31, 2023

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,816,515	$11,231,567	$563,486	$1,445,750	$(287,869)	$1,112,909	$-	$-	$11,462,212
					1,573,554	9,794,337	0	0	234,025,608
FIXED INTEREST CONTRACT 21.76%
Empower of America Contract	112,103,766	112,232,803	5,264,457	5,849,843	-	-	456,349	-	112,103,766
					0	0	456,349	0	112,103,766
				Total	$225,388	$15,381,230	$1,037,292	$0	$515,345,748
Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
BOND MUTUAL FUNDS 23.70%
Empower Core Bond Fund Institutional Class	6,446,729	$55,152,052	$2,734,852	$4,567,278	$(660,577)	$2,186,708	$509,440	$-	$55,506,334
Empower Global Bond Fund Institutional Class	9,733,042	73,765,752	2,454,574	5,182,291	(962,848)	2,641,094	-	-	73,679,129
Empower High Yield Bond Fund Institutional Class	3,593,441	32,845,594	852,346	1,508,005	(114,386)	1,157,196	-	-	33,347,131
Empower Inflation-Protected Securities Fund Institutional Class	4,056,052	36,948,617	1,363,223	2,682,258	(247,793)	1,442,738	-	-	37,072,320
Empower Multi-Sector Bond Fund Institutional Class	8,845,169	72,415,575	2,414,212	4,788,630	(791,437)	2,754,588	-	-	72,795,745
Empower Short Duration Bond Fund Institutional Class	2,928,759	27,515,440	1,365,167	1,784,712	(103,641)	346,573	230,861	-	27,442,468
Empower U.S. Government Mortgage Securities Fund Institutional Class	6,611,682	55,146,379	2,900,556	4,261,908	(394,274)	1,620,870	475,333	-	55,405,897
					(3,274,956)	12,149,767	1,215,634	0	355,249,024
EQUITY MUTUAL FUNDS 60.62%
Empower Emerging Markets Equity Fund Institutional Class	7,664,038	61,368,228	3,093,702	4,490,729	(115,193)	2,950,553	-	-	62,921,754
Empower International Growth Fund Institutional Class	7,125,842	61,421,255	281,898	5,623,730	86,641	6,913,022	-	-	62,992,445
Empower International Value Fund Institutional Class	19,306,279	153,464,235	981,527	9,189,362	1,194,125	11,317,521	-	-	156,573,921
Empower Large Cap Growth Fund Institutional Class	9,965,505	82,897,897	1,043,862	7,824,216	(1,607,490)	8,888,212	-	-	85,005,755
Empower Large Cap Value Fund Institutional Class	30,936,974	207,542,196	7,446,025	5,519,426	(344,712)	1,830,735	-	-	211,299,530
Empower Mid Cap Value Fund Institutional Class	15,229,535	112,516,981	5,993,262	8,001,137	(798,543)	4,930,771	-	-	115,439,877
Empower Real Estate Index Fund Institutional Class	7,722,947	59,246,226	3,902,812	4,738,173	(693,384)	2,600,413	-	-	61,011,278

March 31, 2023

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
Empower Small Cap Growth Fund Institutional Class	3,151,734	$30,113,799	$1,494,435	$3,434,428	$(420,501)	$2,587,123	$-	$-	$30,760,929
Empower Small Cap Value Fund Institutional Class	11,392,658	75,084,157	5,706,070	6,510,826	(158,915)	2,051,409	-	-	76,330,810
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	7,317,747	45,031,666	607,272	2,999,356	(225,199)	3,535,400	-	-	46,174,982
					(3,083,171)	47,605,159	0	0	908,511,281
FIXED INTEREST CONTRACT 15.71%
Empower of America Contract	235,460,469	236,925,843	10,758,954	13,192,950	-	-	968,622	-	235,460,469
					0	0	968,622	0	235,460,469
				Total	$(6,358,127)	$59,754,926	$2,184,256	$0	$1,499,220,774
Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
BOND MUTUAL FUNDS 17.72%
Empower Core Bond Fund Institutional Class	2,140,581	$18,055,897	$1,059,513	$1,374,894	$(192,600)	$689,890	$170,533	$-	$18,430,406
Empower Global Bond Fund Institutional Class	3,247,150	24,186,783	1,167,985	1,595,715	(272,378)	821,870	-	-	24,580,923
Empower High Yield Bond Fund Institutional Class	1,202,982	10,772,711	497,234	446,101	3,707	339,826	-	-	11,163,670
Empower Inflation-Protected Securities Fund Institutional Class	1,354,391	12,109,685	683,695	894,125	(84,058)	479,877	-	-	12,379,132
Empower Multi-Sector Bond Fund Institutional Class	2,953,010	23,738,833	1,171,146	1,455,608	(205,772)	848,902	-	-	24,303,273
Empower Short Duration Bond Fund Institutional Class	2,381,123	22,046,810	1,498,145	1,514,930	(87,744)	281,099	188,964	-	22,311,124
Empower U.S. Government Mortgage Securities Fund Institutional Class	2,193,349	18,034,538	1,139,778	1,379,279	(186,678)	585,229	159,031	-	18,380,266
					(1,025,523)	4,046,693	518,528	0	131,548,794
EQUITY MUTUAL FUNDS 73.51%
Empower Emerging Markets Equity Fund Institutional Class	4,668,237	36,824,716	2,263,834	2,935,826	(513,952)	2,173,500	-	-	38,326,224
Empower International Growth Fund Institutional Class	4,370,012	37,004,102	582,453	2,618,336	583,179	3,662,687	-	-	38,630,906
Empower International Value Fund Institutional Class	11,844,169	92,563,794	1,445,753	4,837,741	676,551	6,884,406	-	-	96,056,212
Empower Large Cap Growth Fund Institutional Class	6,116,177	50,043,094	1,120,771	4,470,529	(1,037,956)	5,477,652	-	-	52,170,988
Empower Large Cap Value Fund Institutional Class	18,960,726	125,445,557	5,798,572	3,698,831	(1,135,218)	1,956,460	-	-	129,501,758

March 31, 2023

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
Empower Mid Cap Value Fund Institutional Class	9,349,428	$67,964,112	$4,134,706	$4,120,302	$(430,654)	$2,890,153	$-	$-	$70,868,669
Empower Real Estate Index Fund Institutional Class	3,331,678	25,241,135	1,774,959	1,789,752	(315,169)	1,093,918	-	-	26,320,260
Empower Small Cap Growth Fund Institutional Class	1,934,269	18,268,080	821,270	1,516,182	(8,080)	1,305,294	-	-	18,878,462
Empower Small Cap Value Fund Institutional Class	6,973,921	45,582,164	3,225,379	2,617,154	536,073	534,882	-	-	46,725,271
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,483,787	27,192,521	667,746	2,472,450	(899,165)	2,904,876	-	-	28,292,693
					(2,544,391)	28,883,828	0	0	545,771,443
FIXED INTEREST CONTRACT 8.80%
Empower of America Contract	65,306,913	64,698,534	4,410,856	4,070,704	-	-	268,227	-	65,306,913
					0	0	268,227	0	65,306,913
				Total	$(3,569,914)	$32,930,521	$786,755	$0	$742,627,150
Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
EQUITY MUTUAL FUNDS 100.03%
Empower Emerging Markets Equity Fund Institutional Class	4,978,596	$40,342,746	$1,911,889	$3,257,496	$(94,463)	$1,877,136	$-	$-	$40,874,275
Empower International Growth Fund Institutional Class	4,658,953	40,372,543	543,388	3,537,861	761,453	3,807,071	-	-	41,185,141
Empower International Value Fund Institutional Class	12,620,172	101,285,239	1,368,772	7,471,601	1,007,065	7,167,185	-	-	102,349,595
Empower Large Cap Growth Fund Institutional Class	6,518,542	54,675,947	986,154	6,221,508	(1,397,234)	6,162,571	-	-	55,603,164
Empower Large Cap Value Fund Institutional Class	20,236,611	136,812,012	3,462,291	3,057,163	(184,867)	998,915	-	-	138,216,055
Empower Mid Cap Value Fund Institutional Class	9,959,566	74,243,051	2,596,919	4,863,307	(900,542)	3,516,844	-	-	75,493,507
Empower Real Estate Index Fund Institutional Class	2,198,043	16,934,706	1,049,864	994,791	149,584	374,764	-	-	17,364,543
Empower Small Cap Growth Fund Institutional Class	2,060,758	19,824,025	535,629	1,389,024	253,842	1,142,366	-	-	20,112,996
Empower Small Cap Value Fund Institutional Class	7,469,108	49,670,835	2,781,323	3,956,370	(386,145)	1,547,237	-	-	50,043,025
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,786,532	29,707,148	320,552	2,656,240	(672,167)	2,831,555	-	-	30,203,015
					(1,463,474)	29,425,644	0	0	571,445,316
				Total	$(1,463,474)	$29,425,644	$0	$0	$571,445,316

March 31, 2023